Segment and Geographic Information	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Segment And Geographic Information

14. SEGMENT AND GEOGRAPHIC INFORMATION

We provide a broad array of orthopedic rehabilitation and regeneration products, as well as surgical implants to customers in the United States and abroad.

We currently develop, manufacture and distribute our products through the following four operating segments:

Bracing and Vascular Segment

Our Bracing and Vascular segment, which generates its revenues in the United States, offers our rigid knee bracing products, orthopedic soft goods, cold therapy products, vascular systems, therapeutic shoes and inserts and compression therapy products, primarily under our DonJoy, ProCare, Aircast and Dr. Comfort brands. This segment also includes our OfficeCare business, through which we maintain an inventory of soft goods and other products at healthcare facilities, primarily orthopedic practices, for immediate distribution to patients. The Bracing and Vascular segment primarily sells its products to orthopedic and sports medicine professionals, hospitals, podiatry practices, orthotic and prosthetic centers, home medical equipment providers and independent pharmacies.

Recovery Sciences Segment

Our Recovery Sciences segment, which generates its revenues in the United States, is divided into four main businesses:

•

Empi. Our Empi business unit offers our home electrotherapy, iontophoresis, and home traction products. We primarily sell these products directly to patients or to physical therapy clinics. For products sold to patients, we arrange billing to the patients and their third party payors.

•

Regeneration. Our Regeneration business unit primarily sells our bone growth stimulation products. We sell these products either directly to patients or to independent distributors. For products sold to patients, we arrange billing to the patients and their third party payors.

•

Chattanooga. Our Chattanooga business unit offers products in the clinical rehabilitation market in the categories of clinical electrotherapy devices, clinical traction devices, and other clinical products and supplies such as treatment tables, continuous passive motion (CPM) devices and dry heat therapy.

•

Athlete Direct. Our Athlete Direct business unit offers consumers ranging from fitness enthusiasts to competitive athletes our Compex electrostimulation devices, which are used in athletic training programs to aid muscle development and to accelerate muscle recovery after training sessions.

International Segment

Our International segment, which generates most of its revenues in Europe, sells all of our products and certain third party products through a combination of direct sales representatives and independent distributors.

Surgical Implant Segment

Our Surgical Implant segment, which generates its revenues in the United States, develops, manufactures and markets a wide variety of knee, hip and shoulder implant products that serve the orthopedic reconstructive joint implant market.

Information regarding our reportable business segments is presented below (in thousands). Segment results exclude the impact of amortization of intangible assets, certain general corporate expenses and various non-recurring and integration charges, as defined by management. The accounting policies of the reportable segments are the same as the accounting policies of the Company. We allocate resources and evaluate the performance of segments based on net sales, gross profit, operating income and other non-GAAP measures, as defined. We do not allocate assets to reportable segments because a significant portion of our assets are shared by segments.

	Three Months Ended		Nine Months Ended
	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Net sales:
Bracing and Vascular	$111,212	$101,452	$329,094	$281,687
Recovery Sciences	80,906	81,956	249,997	253,335
International	64,671	64,475	206,649	207,423
Surgical Implant	17,197	15,235	53,170	48,170

	$273,986	$263,118	$838,910	$790,615

Gross profit:
Bracing and Vascular	$57,306	$52,997	$169,148	$149,593
Recovery Sciences	61,656	61,573	189,167	191,836
International	34,815	36,472	114,696	118,376
Surgical Implant	12,670	10,698	39,858	34,239
Expenses not allocated to segments and eliminations	(758)	(6,085)	(2,293)	(15,138)

	$165,689	$155,655	$510,576	$478,906

Operating income:
Bracing and Vascular	$22,146	$18,844	$64,551	$54,339
Recovery Sciences	23,054	21,392	66,920	68,892
International	10,604	11,723	39,502	40,790
Surgical Implant	812	827	4,746	2,230
Expenses not allocated to segments and eliminations	(34,087)	(43,897)	(102,960)	(138,200)

	$22,529	$8,889	$72,759	$28,051

Geographic Area

Following are our net sales by geographic area, based on location of customer (in thousands):

	Three Months Ended		Nine Months Ended
	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Net sales:
United States	$209,314	$198,643	$632,261	$583,193
Other Europe, Middle East and Africa	29,729	30,533	98,146	98,967
Germany	19,790	20,712	64,209	68,203
Australia and Asia Pacific	6,506	5,708	19,418	17,333
Canada	6,301	5,605	18,264	16,909
Latin America	2,346	1,917	6,612	6,010

	$273,986	$263,118	$838,910	$790,615

19.	SEGMENT AND GEOGRAPHIC INFORMATION

We provide a broad array of orthopedic rehabilitation and regeneration products, as well as surgical implants to customers in the United States and abroad.

During the first quarter of 2011, we changed the name of our Bracing and Supports segment to Bracing and Vascular to reflect the addition of our recent acquisitions, which have increased our focus on the vascular market. This segment also includes the U.S. results of operations attributable to Dr. Comfort, ETI and Circle City, from their respective dates of acquisition (see Note 3). This change had no impact on previously reported segment information.

We currently develop, manufacture and distribute our products through the following four operating segments:

Bracing and Vascular Segment

Our Bracing and Vascular segment, which generates its revenues in the United States, offers our rigid knee bracing products, orthopedic soft goods, cold therapy products, vascular systems, and compression therapy products, primarily under our DonJoy, ProCare and Aircast brands. The U.S. results of our recent Circle City and ETI acquisitions are included within this segment. This segment also includes our OfficeCare business, through which we maintain an inventory of soft goods and other products at healthcare facilities, primarily orthopedic practices, for immediate distribution to patients. In addition, included within this segment is our newly acquired Dr. Comfort business, which develops and manufactures therapeutic footwear and related medical and comfort products serving the diabetes care market in podiatry practices, orthotic and prosthetic centers, home medial equipment providers and independent pharmacies.

Recovery Sciences Segment

Our Recovery Sciences segment, which generates its revenues in the United States, is divided into four main businesses:

•

Empi. Our Empi business unit offers our home electrotherapy, iontophoresis, and home traction products. We primarily sell these products directly to patients or to physical therapy clinics. For products sold to patients, we arrange billing to the patients and their third party payors.

•

Regeneration. Our Regeneration business unit primarily sells our bone growth stimulation products. We sell these products either directly to patients or to independent distributors. For products sold to patients, we arrange billing to the patients and their third party payors.

•

Chattanooga. Our Chattanooga business unit offers products in the clinical rehabilitation market in the categories of clinical electrotherapy devices, clinical traction devices, and other clinical products and supplies such as treatment tables, continuous passive motion (CPM) devices and dry heat therapy.

•

Athlete Direct. Our Athlete Direct business unit offers consumers ranging from fitness enthusiasts to competitive athletes our Compex electrostimulation device, which is used in athletic training programs to aid muscle development and to accelerate muscle recovery after training sessions.

International Segment

Our International segment, which generates most of its revenues in Europe, sells all of our products and certain third party products through a combination of direct sales representatives and independent distributors.

Surgical Implant Segment

Our Surgical Implant segment develops, manufactures and markets a wide variety of knee, hip and shoulder implant products that serve the orthopedic reconstructive joint implant market in the United States.

Information regarding our reportable business segments is presented in the table below (in thousands). Segment results exclude the impact of amortization and impairment of goodwill and intangible assets, certain general corporate expenses, and charges related to various integration activities, as defined by management. The accounting policies of the reportable segments are the same as the accounting policies of the Company. We allocate resources and evaluate the performance of segments based on net sales, gross profit, operating income and other non-GAAP measures, as defined. Moreover, we do not allocate assets to reportable segments because a significant portion of assets are shared by the segments.

	Year Ended December 31,
	2011	2010	2009
Net sales:
Bracing and Vascular	$387,928	$311,620	$298,759
Recovery Sciences	342,599	347,139	342,026
International	279,299	244,493	241,464
Surgical Implant	64,944	62,721	63,877

	$1,074,770	$965,973	$946,126

Gross profit:
Bracing and Vascular	$203,217	$170,786	$168,009
Recovery Sciences	258,920	265,196	257,466
International	161,142	143,562	137,142
Surgical Implant	46,860	46,031	49,799
Expenses not allocated to segments and eliminations	(13,507)	(4,872)	(5,009)

	$656,632	$620,703	$607,407

Operating (loss) income:
Bracing and Vascular	$75,095	$68,058	$70,805
Recovery Sciences	93,394	117,656	107,157
International	57,501	56,356	49,051
Surgical Implant	4,323	7,121	12,955
Expenses not allocated to segments and eliminations	(322,578)	(161,311)	(161,111)

	$(92,265)	$87,880	$78,857

Geographic Area

Following are our net sales by geographic area (in thousands):

	Year Ended December 31,
	2011	2010	2009
United States	$795,471	$718,601	$704,954
Germany	90,000	74,441	74,185
Other Europe, Middle East, and Africa	109,768	98,502	110,140
Asia Pacific	8,952	20,426	15,541
Other	70,579	54,003	41,306

	$1,074,770	$965,973	$946,126

Net sales are attributed to countries based on location of customer. In each of the years ended December 31, 2011, 2010 and 2009, no individual customer or distributor accounted for 10% or more of total annual net sales.

Following are our long-lived assets by geographic area (in thousands):

	December 31, 2011	December 31, 2010
United States	$2,353,410	$2,269,213
International	153,351	160,982

	$2,506,761	$2,430,195